SHADOW
Stock
FUND


Annual Report
June 30, 1998

BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group


Message
To Our Shareholders

For the fiscal year ended June 30, 1998, Shadow Stock Fund produced a total return (price change and reinvested distributions) of 22.0%. For the same period the return of the unmanaged Russell 2000 index of small capitalization stocks was 16.5%.

The table below shows how the Fund has ranked in the Lipper universe of microcap funds:

Lipper Micro-Cap universe
	Number  of  Years	Shadow Stock Fund 	Number of Funds
	Ended 6/30/98	Rank	in universe
        1                              26                      41
        2                               9                      28
        3                               6                      16
        5                               4                       8
       10                               3                       6
For all of the periods shown longer than one year the Fund has ranked in the top half of its universe of peers.

Distributions of $0.02 of ordinary income dividends, and $0.15 net capital gains were made in late June. Shareholders who had elected reinvestment received additional shares at a reinvestment price of $12.97. For our corporate shareholders, 100% of ordinary income distributions qualify for the corporate dividends received deduction.

The Fund continues to have attractive valuation characteristics. The average price/earnings ratio based on estimated earnings for 1998 for the companies in the Fund is 18.6, below the Standard & Poor's 500 multiple of 23.8 times earnings. The average price-to-book value is 1.7, compared to 4.3 for the S&P 500 index.

Performance during the second half of the fiscal year, through June 30, was boosted by some of our largest holdings. Stewart Information Systems, a title insurance firm, benefited from the swelling housing market and returned 68%. Tarrant Apparel, producer of women's casual clothing for private label firms such as The Limited and Kmart, was up just over 141% due to the robust retail environment. Winnebago Industries, a manufacturer of recreational vehicles, returned 45%. Nobel Education Dynamics provider of K-8 private education, was up 78%, and Childtime Learning Centers, a Gerber spin-off that provides daycare from 6 weeks old was up 48%. These last few firms were added during the normal rebalancing which occurred in October of 1997.

Shareholders are not alone in their interest in low valuations. Merger and acquisition activity continues to influence the portfolio. Blessings, a plastic packing company, was purchased by Huntsman Packaging for $21 a share. Continental Can was taken over by Suiza Foods in a non-taxable stock exchange. Suiza was sold a short time later due to its large market cap size. Hein-Werner was purchased by Snap-On Tools, Intelligent Electronics by Xerox, and McDonald & Co. Investments by KeyCorp.

In the event of a market correction, the reasonable valuations of the Fund's investments should help to reduce the impact on the portfolio. This was illustrated during the second quarter of this year when the Russell 2000 Growth Index declined -5.7%, while the Russell 2000 Value Index was only down -3.6%. These same valuations should begin to attract attention if the market strengthens.

The Fund continues to base its policies on three primary characteristics that academic studies have identified as leading to above average performance in the past. They are small size, neglect by Wall Street, and low price-to-book value. Although the Fund's policies are not always what the stock market favors, its returns on a risk-adjusted basis compare favorably to Morningstar's Small-Cap Value universe (based on
3-year Sharpe ratios).

We appreciate your continued use of our Fund in your investment program.

Sincerely,

/s/ Larry D. Armel
Larry D. Armel
President



Shadow Stock Fund versus Russell 2000

CHART

**Unmanaged stock index

Shadow Stock Fund's average annual compounded total returns for one, five and ten year periods ended June 30, 1998 were 21.98%, 16.44% and 12.77%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


STATEMENT OF NET ASSETS
June 30, 1998

Shares          Company                                            Market Value

COMMON STOCKS - 96.10%
BASIC MATERIALS - 3.89%
        14,101  Aceto Corp.                                     $       229,141
        13,000  American Pacific Corp.*                                 128,375
         8,500  Badger Paper Mills, Inc.*                                72,250
         4,480  Baltek Corp.*                                            39,900
        27,800  Global Industrial Technologies, Inc.*                   399,625
	17,700 	Hauser Chemical Research, Inc.*.			102,881
        14,417  Insteel Industries, Inc.                                 91,007
        13,200  Pitt-Des Moines, Inc.                                   349,800
        18,487  Roanoke Electric Steel Corp.                            346,631
         4,400  Stephan Co.                                              60,225
        11,500  Tuscarora, Inc.                                         182,562
                                                                      2,002,397
CAPITAL GOODS - 13.50%
         7,000  American Technical Ceramics Corp.*                       65,187
        11,044  Athey Products Corp.*                                    55,220
         9,450  Autocam  Corp.                                          157,106
         2,300  Badger Meter, Inc.                                       81,506
        15,000  Baker (Michael) Corp.*                                  135,938
         5,727  Binks Manufacturing Co.                                 250,198
        29,900  Building Materials Holding Corp.*                       412,994
        16,300  Cameron Ashley Building Products, Inc.*                 275,062
        21,000  Cascade Corp.                                           383,250
        12,200  Cherry Corp. Cl. A*                                     198,250
         9,000  Cherry Corp. Cl. B*                                     146,250
         7,000  Devcon International Corp.*                              19,687
         5,700  Diodes, Inc.*                                            39,188
         7,015  Ecology and Environment, Inc. Cl. A                      70,150
        12,000  Engle Homes, Inc.                                       187,500
        14,800  Exponent, Inc.*                                         125,800
        15,000  Farr Co.*                                               184,687
        11,000  Fibermark, Inc.*                                        176,000
        11,500  Gehl Co.*                                               232,875
         3,150  Graham Corp.*                                            51,187
         8,000  Heist (C.H.) Corp.*                                      57,000
         5,400  Industrial Acoustics Company, Inc.*                      57,038
        20,300  Intermagnetics General Corp.                            185,238
         7,600  Liberty Homes, Inc. Cl. A                                85,500
         6,000  M/I Schottenstein Homes, Inc.                           129,750
        16,800  Mestek, Inc.*                                           359,100
        13,112  Met-Pro Corp.                                           195,861
        15,300  Monaco Coach Corp.                                      447,525
         5,700  Noland Co.                                              146,775
        11,000  Northwest Pipe Co.*                                     258,500
        25,500  O'Sullivan Corp.                                        248,625
         6,000  Oilgear Co.                                              89,625
         9,600  Oriole Homes Corp. Cl. A*                                46,800
         3,200  Penn Engineering & Manufacturing Corp.
                 (voting)                                                65,600
         9,600  Penn Engineering & Manufacturing Corp.
                  (non-voting)                                          240,000
        10,200  Puerto Rican Cement Co., Inc.                           481,950
         9,000  Selas Corp. of America                                   79,875
         4,900  SL Industries, Inc.                                      67,375
         7,541  Southwest Water Co.                                     131,968
        19,600  URS Corp. New*                                          333,200
                                                                      6,955,340
CONSUMER CYCLICAL - 19.22%
        21,600  Amplicon, Inc.                                          280,800
         6,600  Analysis & Technology, Inc.                             135,300
        15,000  Ben & Jerry's Homemade, Inc. Cl. A*                     290,625
        20,000  Bon-Ton Stores, Inc.*                                   321,250
        19,200  Carmike Cinemas, Inc. Cl. A*                            517,200
         9,000  Childtime Learning Centers, Inc.*                       183,375
        17,000  Conso Products Co.*                                     140,250
        16,800  Crown Books Corp.*                                       14,700
        15,000  Deckers Outdoor Corp.*                                  103,125
         5,000  Decorator Industries, Inc.                               65,000
        20,000  Dixie Group, Inc. Cl. A                                 190,000
         9,000  Duckwall-Alto Stores, Inc.*                             157,500
        36,000  Egghead, Inc.*                                          303,750
         9,300  ELXSI Corp.*                                             97,650
        12,750  Equinox Systems, Inc.                                   105,984
         2,700  Federal Screw Works                                     136,350
         7,811  Gart Sports Co.                                          98,614
         8,000  Globe Business Resources, Inc.*                         119,000
        17,500  Gottschalks, Inc.*                                      155,313
        14,000  Government Technology Services, Inc.*                    66,500
         9,573  Hampton Industries, Inc.*                                65,814
         7,000  InaCom Corp.*                                           222,250
        10,916  Knape & Vogt Manufacturing Co.                          245,610
         9,498  M/A/R/C (The) Group                                     156,717
        18,000  Maxwell Shoe, Inc. Cl. A*                               357,750
         8,500  McRae Industries, Inc. Cl. A                             59,500
        12,000  Motorcar Parts & Accessories, Inc.*                     177,000
        21,000  Nobel Education Dynamics, Inc.*                         189,000
        15,700  Optical Coating Laboratory, Inc.                        300,262
        11,000  OroAmerica Inc.*                                        123,750
         5,000  Personnel Management, Inc.*                              75,625
        20,000  Piccadilly Cafeterias, Inc.                             257,500
         7,000  Pulaski Furniture Corp.                                 175,000
        16,400  R & B, Inc.*                                            176,300
         8,500  Reading Entertainment, Inc.*                            108,375
        14,000  Rex Stores Corp.*                                       176,750
        17,000  Rock Bottom Restaurants, Inc.*                          108,375
         6,000  Rocky Shoes & Boots, Inc.*                               85,500
        30,000  RPC Energy Services, Inc.                               375,000
         8,400  S & K Famous Brands, Inc.*                              149,100
        14,600  Scheib (Earl), Inc.*                                    111,325
         6,772  Supreme Industries, Inc. Cl. A                           82,957
        11,000  Supreme International Corp.*                            180,125
        29,000  Syms Corp.*                                             413,250
        24,000  Tarrant Apparel Group                                   453,000
        36,200  TCBY Enterprises, Inc.                                  332,588
        11,000  Thomaston Mills, Inc. Cl. A                              64,625
         1,000  Thomaston Mills, Inc. Cl. B                               6,375
         7,000  Trimark Holdings, Inc.*                                  26,250
        23,800  Uni-Marts, Inc.*                                         93,713
         7,875  Valley Forge Corp.                                      118,125
         9,000  Weyco Group, Inc.                                       235,125
        42,000  Winnebago Industries, Inc.                              535,500
        13,828  Wolohan Lumber Co.                                      180,628
                                                                      9,901,050
CONSUMER STAPLES - 7.70%
        16,100  Buttrey Food & Drug Stores Co.*                         235,462
         9,300  Cagle's, Inc. Cl. A                                     155,194
        12,600  Chalone Wine Group Ltd.*                                137,025
         6,000  Christiana Companies, Inc.*                             186,000
         4,000  Foodarama Supermarkets, Inc.*                           135,500
        30,000  Frozen Food Express Industries, Inc.                    296,250
         3,200  Genesee Corp. Cl. B                                     105,600
        35,000  Ingles Markets, Inc. Cl. A                              507,500
         7,325  Marsh Supermarkets, Inc. Cl. A                          120,863
         9,725  Marsh Supermarkets, Inc. Cl. B                          136,150
        18,000  Orange-Co. Inc.*                                        106,875
        22,800  Quaker Fabric Corp.                                     329,175
         8,200  Safety Components International, Inc.*                  145,550
        19,550  Sanderson Farms, Inc.                                   288,362
         9,300  Seaway Food Town, Inc.                                  180,188
         6,900  Seneca Foods Corp. Cl. A*                                93,150
         5,900  Seneca Foods Corp. Cl. B*                                87,025
         5,000  Span-America Medical Systems, Inc.                       40,000
        14,000  Swiss Army Brands, Inc.*                                161,000
        13,000  Toastmaster Inc.                                         72,313
         6,000  Triple S Plastics, Inc.*                                 39,375
        12,900  Vallen Corp.*                                           256,388
        10,800  Western Beef, Inc.*                                      89,100
         7,400  Zaring National Corp.*                                   64,750
                                                                      3,968,795
ENERGY - 1.52%
        10,500  Adams Resources & Energy, Inc.                          122,719
         3,203  HS Resources, Inc.*                                      46,644
        20,000  Key Production, Inc.*                                   237,500
         9,100  Maynard Oil Co.*                                         92,137
        10,200  Prima Energy Corp.*                                     181,050
         5,000  Roanoke Gas Co.                                         102,500
                                                                        782,550
FINANCIAL - 16.68%
         4,730  Amwest Insurance Group, Inc.                             68,585
        10,000  Capitol Transamerica Corp.                              205,625
        14,208  Chartwell Re Corp.                                      418,248
        11,952  Cotton States Life and Health Insurance Co.             170,316
         5,000  Dewolfe Companies, Inc.*                                 33,125
        20,000  Doral Financial Corp.                                   350,000
        20,000  EMC Insurance Group, Inc.                               295,000
        17,000  Emergent Group, Inc.*                                    65,875
         7,000  First Cash, Inc.*                                        87,500
        11,000  First Investment Financial Services Group, Inc.*         70,125
        16,000  Guarantee Life Companies, Inc.                          350,000
        11,500  Interstate/Johnson Lane, Inc.                           362,250
        11,800  Landamerica Financial Group, Inc.                       675,550
        10,000  Litchfield Financial Corp.                              210,000
         5,000  Merchants Group, Inc.                                   118,125
        12,300  Meridian Insurance Group, Inc.                          235,238
        17,400  Midland Co.                                             398,025
         5,600  Minuteman International, Inc.                            64,050
        22,800  National Discount Brokers Group, Inc.*                  242,250
         7,000  National Insurance Group *                               61,250
         4,850  National Security Group, Inc.                            90,937
         4,000  National Western Life Insurance Co.*                    484,000
        15,400  Navigators Group, Inc.*                                 291,638
        14,000  Penn Treaty American Corp.*                             441,000
        12,250  Penn-America Group, Inc.                                165,375
         6,600  Professionals Insurance Company
                  Management Group*.                                    247,500
        12,000  PXRE Corp.                                              360,000
         9,875  RLI Corp.                                               401,789
        20,000  RTW, Inc.*                                              155,000
         5,550  Scott & Stringfellow Financial, Inc.                    138,750
        19,000  South Jersey Industries, Inc.                           524,875
        13,400  Stewart Information Services Corp.                      650,737
         9,672  Walshire Assurance Co.                                   64,077
         4,600  Ziegler (The) Companies, Inc.                            95,738
                                                                      8,592,553
HEALTHCARE - 0.58%
        13,000  Advocat, Inc.*                                           89,375
        18,060  Graham-Field Health Products, Inc.*                     101,588
        12,000  Merit Medical Systems, Inc.*                            106,500
                                                                        297,463
MISCELLANEOUS - 3.45%
        14,000  Andersons, Inc.                                         145,250
         8,100  Astronics Corp.*                                        111,375
        11,900  Celebrity, Inc.*                                         14,131
        16,400  Drypers Corp. New*                                      106,600
        10,400  Edelbrock Corp.*                                        183,300
         4,966  Enstar Group, Inc.*                                      32,279
         1,500  FRM Nexus, Inc.*                                          1,500
        21,750  Hardinge, Inc.                                          530,156
        15,500  Hoenig Group, Inc.*                                     112,375
        10,600  Primesource Corp.                                        95,400
         4,500  Programming and Systems, Inc.*                            4,500
        17,400  Rottlund Inc.*                                           71,775
         2,600  Scope Industries                                        183,137
        18,000  Todd AO Corp. Cl. A                                     184,500
                                                                      1,776,278
TECHNOLOGY - 12.31%
         2,100  Allen Organ Co. Cl. B                                    84,525
        12,400  Autologic Information International, Inc.*               75,175
        11,400  BEI Medical Systems  Company, Inc.                       45,600
        11,400  BEI Technologies, Inc.                                  218,025
        16,020  Bell Industries Inc.*                                   182,227
        13,700  Bell Microproducts Inc.*                                109,171
        12,000  Brite Voice Systems, Inc.*                              136,500
        45,000  BT Office Products International, Inc.*                 607,500
        12,000  CPAC Inc.*                                              115,500
        10,000  Data Research Associates, Inc.                          192,500
        23,000  Data Systems & Software Inc.*                            94,875
         4,600  Dataram Corp.*                                           53,475
         4,000  Datron Systems, Inc.*                                    27,000
         8,382  Del Global Technology*                                   83,820
        10,000  DRS Technologies, Inc.*                                 120,000
         5,200  Eastern (The) Co.                                       143,000
        11,000  Environmental Technologies Corp.*                        59,813
         6,000  Equitrac Corp.*                                         120,000
         4,000  Espey Mfg. & Electronics Corp.                           56,000
        14,000  Franklin Electronic Publishers, Inc.*                   140,000
        48,000  Genus Inc.*                                              48,000
         7,000  Giga-tronics, Inc.*                                      31,937
        27,000  GTI Corp.*                                               75,938
        13,900  IEC Electronics Corp.*                                   96,431
        15,000  IFR Systems, Inc.                                       270,000
        16,000  Integrated Measurement System, Inc.*                    124,000
        14,000  Interphase Corp.*                                        94,500
         9,000  Isco, Inc.                                               72,000
         8,500  Koss Corp.*                                              86,062
         4,300  Moore Products Co.                                      119,325
        16,400  Newport Corp.                                           323,900
        18,000  Nichols Research Corp.*                                 491,625
        17,200  Norstan, Inc.*                                          431,075
        16,000  Powell Industries, Inc.*                                200,000
         6,500  Programmer's Paradise, Inc.*                             53,625
        12,000  Quad Systems Corp.*                                      30,374
         4,300  Quipp, Inc.*                                             86,000
         8,000  Refac Technology Develop Corp.                           98,500
         5,000  Thermo Power Corp.*                                      52,500
        27,000  Thermospectra Corp.*                                    344,250
        10,000  TRM Copy Center Corp.*                                  142,500
        11,400  Vertex Communications Corp.*                            267,900
         9,000  Wandel & Goltermann Technologies, Inc.*                 135,843
                                                                      6,340,991
TRANSPORTATION & SERVICES - 2.90%
	12,000 	International Shipholding Corp. 			192,750
         4,000  Kenan Transport Co.                                     137,500
         6,966  KLLM Transport Services, Inc.*                           84,898
        12,000  Marten Transport Ltd.                                   216,000
	15,500 	Old Dominion Freight Line, Inc.*.			240,492
         5,000  Petroleum Helicopters, Inc.                             103,125
        12,000  Transport Corporation of America, Inc.*                 198,000
        17,000  USA Truck, Inc.*                                        274,125
         5,250  VSE Corp.                                                48,563
                                                                      1,495,453
UTILITIES - 14.35%
        13,000  Aquarion Co.                                            444,438
         6,600  Atrion Corp.                                             58,575
        31,100  Bangor Hydro-Electric Co.*                              279,900
         7,000  Berkshire Gas Co.                                       162,750
        18,350  Cascade Natural Gas Corp.                               287,866
         8,300  Chesapeake Utilities Corp.                              145,250
        15,150  Colonial Gas Co.                                        433,669
        16,450  Connecticut Energy Corp.                                458,544
         5,000  Connecticut Water Service, Inc.                         172,500
        17,800  Consumers Water Co.                                     491,725
        19,000  CTG Resources, Inc.                                     446,500
         4,000  Delta Natural Gas Company, Inc.                          71,000
         3,300  Dominguez Services Corp.                                 58,575
        13,000  E`town Corp.                                            487,500
         6,000  EnergyNorth, Inc.                                       158,250
         3,400  Essex County Gas Co.                                    156,400
         5,000  Florida Public Utilities Co.                            151,250
         9,000  Green Mountain Power Corp.                              128,812
         7,000  Maine Public Service Co.                                 99,750
         7,600  Middlesex Water Co.                                     153,900
        18,419  NUI Corp.                                               468,533
         8,900  Pennsylvania Enterprises, Inc.                          239,744
         8,600  Philadelphia Suburban Corp.                             188,125
        10,800  Providence Energy Corp.                                 227,475
         6,100  SJW Corp.                                               359,900
        16,600  Southern California Water Co.                           450,275
        14,000  St. Joseph Light & Power Co.                            260,750
         9,176  UNITIL Corp.                                            215,636
         5,100  Upper Peninsula Energy Corp.                            137,063
                                                                      7,394,655
TOTAL COMMON STOCKS - 96.10%                                         49,507,525
(COST $36,145,014)

FACE AMOUNT     DESCRIPTION                                        MARKET VALUE

REPURCHASE AGREEMENT - 3.59%
$ 1,850,000	UMB Bank, n.a.,
		5.05%, due July 1, 1998
		(Collateralized by U.S.
		Treasury Notes, 5.75%,
		due September 30, 1999)
                (COST $1,850,000)                                     1,850,000
TOTAL INVESTMENTS - 99.69%                                      $    51,357,525
(COST $37,995,014)

Other assets less liabilities - 0.31%                                   161,762

TOTAL NET ASSETS - 100.00%
	(equivalent to $13.24 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
        3,891,781 shares outstanding)                           $    51,519,287


For federal income tax purposes, the identified cost of investments owned at June 30, 1998, was $38,458,236.
Net unrealized appreciation for federal income tax purposes was $12,899,289, which is comprised of unrealized appreciation of $16,060,909 and unrealized depreciation of $3,161,620.
*Securities on which no cash dividends were paid during the preceding year.

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1998
ASSETS:
  Investment securities, at market value
    (identified cost $37,995,014)                               $   51,357,525
  Cash                                                                  87,297
  Dividends receivable                                                  74,465
    Total assets                                                    51,519,287
NET ASSETS                                                      $   51,519,287

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   36,496,307
  Accumulated undistributed income:
    Undistributed net investment income                                 33,724
    Undistributed net realized gain on investment transactions
		1,626,745
  Net unrealized appreciation in value of investments
	13,362,511
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   51,519,287

Capital shares, $1.00 par value
  Authorized                                                        10,000,000

  Outstanding                                                        3,891,781

NET ASSET VALUE PER SHARE                                       $        13.24

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended June 30, 1998
INVESTMENT INCOME:
  Income:
    Dividends                                                   $      737,378
    Interest                                                           152,000
                                                                       889,378
  Expenses:
    Management fees (Note 3)                                           527,001
    Custodian fees                                                      23,721
    Pricing service fees                                                28,398
    Registration fees                                                   22,225
                                                                       601,345
      Net investment income                                            288,033

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                              20,983,503
    Cost of investments sold                                        14,165,339
  Net realized gain from investment transactions                     6,818,164
  Unrealized appreciation on investments:
    Beginning of year                                               11,042,916
    End of year                                                     13,362,511
      Increase in net unrealized appreciation on investments         2,319,595
      Net gain on investments                                        9,137,759
      Increase in net assets resulting from operations            $  9,425,792

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended June 30, 1998

                                                                       1998                 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $    288,033         $    379,839
  Net realized gain from investment transactions                     6,818,164            3,517,542
  Increase in net unrealized appreciation on investments             2,319,595            4,247,552
    Net increase in net assets resulting from operations             9,425,792            8,144,933
Net equalization included in the price of shares issued and
  redeemed (Note 1)                                                    (12,049)               5,879

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                               (349,675)            (272,927)
  Net realized gain from investment transactions                    (6,317,392)          (3,793,901)
    Total distributions to shareholders                             (6,667,067)          (4,066,828)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 3,766,494 and 666,941 shares sold                   51,683,031            7,776,031
  Net asset value of 490,161 and 323,888 shares issued for
    reinvestment of distributions                                    6,122,001            3,812,222
                                                                    57,805,032           11,588,253
  Cost of 3,651,770 and 1,137,409 shares redeemed                  (50,354,485)         (13,173,479)
    Net increase (decrease) from capital share transactions          7,450,547           (1,585,226)
      Total increase in net assets                                  10,197,223            2,498,758

NET ASSETS:
  Beginning of year                                                 41,322,064           38,823,306

  End of year (including undistributed net investment income
    of $33,724 in 1998 and $107,415 in 1997)                      $ 51,519,287         $ 41,322,064

*Distributions to shareholders:
 Income dividends per share                                       $     0.1008         $     0.0864
 Capital gains distribution per share                             $     1.8492         $     1.2086

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares. During the year ended June 30, 1998, ($12,049) was reclassified from undistributed net investment income to capital stock.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the year ended June 30, 1998 (excluding repurchase agreements), were as follows:

        Purchases               $ 21,651,544
        Proceeds from sales       20,983,503

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


FINANCIAL HIGHLIGHTS
The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1998:

                                                          1998    1997    1996    1995    1994
</CATPION>
Net asset value, beginning of year                      $12.57  $11.31  $10.55  $ 9.67  $11.66

Income from investment operations:
  Net investment income                                   0.08    0.12    0.09    0.10    0.06
  Net gains on securities
    (both realized and unrealized)                        2.54    2.44    1.67    1.42    0.46
  Total from investment operations                        2.62    2.56    1.76    1.52    0.52

  Less distributions:
    Dividends from net investment income                (0.10)  (0.09)  (0.10)  (0.10)  (0.06)
    Distributions from capital gains                    (1.85)  (1.21)  (0.90)  (0.54)  (2.45)
  Total distributions                                   (1.95)  (1.30)  (1.00)  (0.64)  (2.51)
Net asset value, end of year                            $13.24  $12.57  $11.31  $10.55  $ 9.67

Total return                                               22%     24%     17%     16%      4%


Ratios/Supplemental Data

Net assets, end of year (in millions)                   $   52   $  41   $  39   $ 39    $  31
Ratio of expenses to average net assets                  1.16%   1.13%   1.14%   1.13%   1.28%
Ratio of net investment income to average net assets     0.56%   1.00%   0.79%   1.01%   0.50%
Portfolio turnover rate                                    43%      0%     25%     19%     43%

See accompanying Notes to Financial Statements.



REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Shadow Stock Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Shadow Stock Fund, Inc. (a Maryland corporation), including the statement of net assets as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Shadow Stock Fund, Inc. as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Kansas City, Missouri
July 28, 1998

This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900
1-800-4-BABSON
(1-800-422-2766)
http://www.jbfunds.com


JB1C-2                          8/98